UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22951)

FundX Investment Trust
 (Exact name of registrant as specified in charter)

101 Montgomery Street, Suite 2400
San Francisco, CA 94104
 (Address of principal executive offices) (Zip code)

Jeff Smith
101 Montgomery Street, Suite 2400
San Francisco, CA 94104

 (Name and address of agent for service)

(415) 248-8371
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2018

Item 1. Schedule of Investments.

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2018 (UNAUDITED)

Shares			Value
		Investment Companies: 99.8%
		Core Funds: 99.8%
221,677		Fidelity Blue Chip Growth Fund	$21,888,400
146,399		Fidelity Contrafund	19,334,923
231,250		iShares Edge MSCI USA Momentum Factor ETF	25,368,125
99,700		iShares Russell 1000 Growth ETF	14,336,860
1,001,110		Laudus US Large Cap Growth Fund ^	22,154,573
173,394		Oppenheimer Global Fund - Class Y	16,945,798
200,175		Polen Growth Fund - Institutional Class	5,438,754
530,713		PRIMECAP Odyssey Growth Fund	21,212,608
82,800		SPDR Dow Jones Industrial Average ETF Trust	20,098,044
190,534		T. Rowe Price Blue Chip Growth Fund, Inc. - Retail Class	20,503,391
277,733		T. Rowe Price Growth Stock Fund, Inc. - Retail Class	19,127,450
140,900		Vanguard US Growth Fund - Admiral Class	14,762,065
		Total Core Funds	221,170,991
		Total Investment Companies
		(Cost $201,803,203)	221,170,991
		Short-Term Investments: 0.1%
243,780		Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.77% #	243,780
		Total Short-Term Investments
		(Cost $243,780)	243,780
		Total Investments: 99.9%
		(Cost $202,046,983)	221,414,771
		Other Assets in Excess of Liabilities: 0.1%	118,498
		Net Assets: 100.0%	$221,533,269

	#	Annualized seven-day yield as of June 30, 2018.
	^	A portion of the securities held by the fund are considered to be illiquid. The fair value total of the portion of all such illiquid securities is $316,689 (representing 0.1% of net assets).

The cost basis of investments for federal income tax purposes at June 30, 2018 was as follows*:

		Cost of investments	$202,046,983
		Gross unrealized appreciation	19,434,035
		Gross unrealized depreciation	(66,247)
		Net unrealized appreciation	$19,367,788

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2018 (UNAUDITED)

Shares			Value
		Investment Companies: 99.9%
		Aggressive Funds: 60.1%
92,868		Akre Focus Fund - Institutional Class	$3,327,476
15,530		Eventide Gilead Fund - Class I *	596,955
357,294		Fidelity OTC Portfolio	4,409,010
40,122		Harbor Capital Appreciation Fund - Institutional Class	3,090,967
13,400		Invesco QQQ Trust Series 1	2,300,110
6,000		iShares Russell 2000 Growth ETF	1,225,980
7,000		iShares S&P Small-Cap 600 Growth ETF	1,322,720
51,798		Kinetics Paradigm Fund *	2,834,398
58,204		Oppenheimer Global Opportunities Fund - Class Y	4,127,842
29,315		TCW Select Equities Fund - Class I	819,059
121,164		William Blair Growth Fund - Class I	1,575,132
		Total Aggressive Funds	25,629,649
		Sector Funds: 39.8%
31,307		Fidelity Select Communications Equipment Portfolio	1,176,530
24,692		Fidelity Select Energy Portfolio	1,182,010
19,618		Fidelity Select IT Services Portfolio	1,202,213
37,524		Fidelity Select Natural Resources Portfolio	1,172,234
80,044		Fidelity Select Retailing Portfolio	1,231,884
59,140		Fidelity Select Software & IT Services Portfolio	1,091,721
19,200		First Trust Dow Jones Internet Index Fund *	2,642,880
6,200		iShares MSCI Singapore ETF	148,738
14,150		iShares North American Tech-Software ETF	2,584,922
60,811		Janus Henderson Global Technology Fund - Class I	2,150,885
108,931		Matthews China Fund - Institutional Class	2,412,810
		Total Sector Funds	16,996,827
		Total Investment Companies
		(Cost $38,692,603)	42,626,476
		Short-Term Investments: 0.2%
79,769		Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.77% #	79,769
		Total Short-Term Investments
		(Cost $79,769)	79,769
		Total Investments: 100.1%
		(Cost $38,772,372)	42,706,245
		Liabilities in Excess of Other Assets: (0.1)%	(29,168)
		Net Assets: 100.0%	$42,677,077

	*	Non-income producing.
	#	Annualized seven-day yield as of June 30, 2018.

The cost basis of investments for federal income tax purposes at June 30, 2018 was as follows*:

		Cost of investments	$38,772,372
		Gross unrealized appreciation	4,018,127
		Gross unrealized depreciation	(84,254)
		Net unrealized appreciation	$3,933,873

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2018 (UNAUDITED)

Shares			Value
		Investment Companies: 99.8%
		Bond Funds: 31.0%
243,307		American Beacon Sound Point Floating Rate Income Fund -Class Y	$2,498,758
189,770		Eaton Vance Floating-Rate Advantaged Fund - Class I	2,068,492
122,215		Eaton Vance Floating-Rate Fund - Class I	1,102,381
226,049		Fidelity Capital & Income Fund	2,265,011
168,776		Fidelity Floating Rate High Income Fund	1,618,561
302,357		Ivy High Income Fund - Class I	2,252,558
199,491		Osterweis Strategic Income Fund	2,234,299
211,272		Thompson Bond Fund	2,412,727
20,000		Vanguard Total International Bond ETF	1,094,200
		Total Bond Funds	17,546,987
		Core Funds: 59.8%
42,922		Fidelity Blue Chip Growth Fund	4,238,141
27,942		Fidelity Contrafund	3,690,268
43,850		iShares Edge MSCI USA Momentum Factor ETF	4,810,345
173,795		Laudus US Large Cap Growth Fund	3,846,074
30,455		Oppenheimer Global Fund - Class Y	2,976,419
87,748		PRIMECAP Odyssey Growth Fund	3,507,294
13,600		SPDR Dow Jones Industrial Average ETF Trust	3,301,128
36,496		T. Rowe Price Blue Chip Growth Fund, Inc. - Retail Class	3,927,300
52,570		T. Rowe Price Growth Stock Fund, Inc. - Retail Class	3,620,483
		Total Core Funds	33,917,452
		Total Return Funds: 9.0%
61,450		Merger Fund - Institutional Class	1,029,911
42,576		Permanent Portfolio - Class N	1,745,628
36,932		Vanguard Wellesley Income Fund - Admiral Class	2,326,348
		Total Total Return Funds	5,101,887
		Total Investment Companies
		(Cost $53,020,924)	56,566,326
		Short-Term Investments: 0.2%
112,398		Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.77% #	112,398
		Total Short-Term Investments
		(Cost $112,398)	112,398
		Total Investments: 100.0%
		(Cost $53,133,322)	56,678,724
		Liabilities in Excess of Other Assets: 0.0%	(12,335)
		Net Assets: 100.0%	$56,666,389

	#	Annualized seven-day yield as of June 30, 2018.

The cost basis of investments for federal income tax purposes at June 30, 2018 was as follows*:

		Cost of investments	$53,133,322
		Gross unrealized appreciation	3,593,384
		Gross unrealized depreciation	(47,982)
		Net unrealized appreciation	$3,545,402

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2018 (UNAUDITED)

Shares			Value
		Investment Companies: 99.8%
		Floating Rate Bond Fund: 32.0%
935,311		American Beacon Sound Point Floating Rate Income Fund - Class Y	$9,605,641
814,033		Eaton Vance Floating-Rate Advantaged Fund - Class I	8,872,958
583,086		Eaton Vance Floating-Rate Fund - Class I	5,259,431
805,353		Fidelity Floating Rate High Income Fund	7,723,333
		Total Floating Rate Bond Fund	31,461,363
		High Yield Bond Funds: 17.2%
28,975		Aberdeen Global High Income Fund - Class I	240,205
794,930		Fidelity Capital & Income Fund	7,965,198
1,172,397		Ivy High Income Fund - Class I	8,734,355
		Total High Yield Bond Funds	16,939,758
		Strategic Bond Funds: 16.7%
887,325		Osterweis Strategic Income Fund	9,938,044
561,288		Thompson Bond Fund	6,409,905
		Total Strategic Bond Funds	16,347,949
		Total Return Funds: 23.6%
309,237		Merger Fund - Institutional Class	5,182,822
192,132		Permanent Portfolio - Class N	7,877,415
160,623		Vanguard Wellesley Income Fund - Admiral Class	10,117,658
		Total Total Return Funds	23,177,895
		World Bond Funds: 10.3%
170,400		SPDR Barclays Capital International Treasury Bond ETF	4,728,600
98,500		Vanguard Total International Bond ETF	5,388,935
		Total World Bond Funds	10,117,535
		Total Investment Companies
		(Cost $97,200,594)	98,044,500
		Short-Term Investments: 0.1%
139,508		Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.77% #	139,508
		Total Short-Term Investments
		(Cost $139,508)	139,508
		Total Investments: 99.9%
		(Cost $97,340,102)	98,184,008
		Other Assets in Excess of Liabilities: 0.1%	80,023
		Net Assets: 100.0%	$98,264,031

	#	Annualized seven-day yield as of June 30, 2018.

The cost basis of investments for federal income tax purposes at June 30, 2018 was as follows*:

		Cost of investments	$97,340,102
		Gross unrealized appreciation	1,326,145
		Gross unrealized depreciation	(482,239)
		Net unrealized appreciation	$843,906

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FUNDX TACTICAL UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2018 (UNAUDITED)

Shares				Value
		Investment Companies: 57.6%
		Aggressive Funds: 6.7%
11,000		iShares Russell 2000 Growth ETF		$2,247,630
5,000		iShares S&P Small-Cap 600 Growth ETF		944,800
		Total Aggressive Funds		3,192,430
		Core Funds: 46.8%
34,077		Fidelity Contrafund		4,500,561
65,000		iShares Edge MSCI USA Momentum Factor ETF		7,130,500
42,500		iShares Russell 1000 Growth ETF		6,111,500
28,000		iShares S&P 500 Growth Fund		4,553,080
		Total Core Funds		22,295,641
		Sector Funds: 4.1%
7,000		First Trust Dow Jones Internet Index Fund *		963,550
80,321		Goldman Sachs Commodity Strategy Fund		1,011,245
		Total Sector Funds		1,974,795
		Total Investment Companies
		(Cost $25,821,834)		27,462,866
		Short-Term Investments: 31.5%
		Money Market Funds: 1.5%
697,107		Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.77% #		697,107
		Total Money Market Funds		697,107
		Treasury Bills: 30.0%
8,000,000		United States Treasury Bills, Maturity Date 7/12/2018, 1.65%		7,995,978
5,000,000		United States Treasury Bills, Maturity Date 7/19/2018, 1.74%		4,995,668
1,300,000		United States Treasury Bills, Maturity Date 8/23/2018, 1.83%		1,296,507
		Total Treasury Bills		14,288,153
		Total Short-Term Investments
		(Cost $14,985,260)		14,985,260
Contracts		(100 shares per contract)	Notional Amount	Value
		Purchased Options: 1.6%
1,000		SPDR S&P 500 ETF Trust Put Option	$27,128,000	$272,500
		Exercise Price $270.00
		Expiration Date: July 2018
1,500		SPDR S&P 500 ETF Trust Put Option	40,692,000	513,000
		Exercise Price $272.00
		Expiration Date: July 2018
		Total Purchased Options
		(Cost $660,620)		785,500
		Total Investments: 90.7%
		(Cost $41,467,714)		43,233,626
		Other Assets in Excess of Liabilities: 9.3%		4,411,494
		Net Assets: 100.0%		$47,645,120

	*	Non-income producing.
	#	Annualized seven-day yield as of June 30, 2018.

The cost basis of investments for federal income tax purposes at June 30, 2018 was as follows*:

		Cost of investments		$41,467,714
		Gross unrealized appreciation		1,846,787
		Gross unrealized depreciation		(80,875)
		Net unrealized appreciation		$1,765,912

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

SCHEDULE OF OPTIONS WRITTEN AT JUNE 30, 2018 (UNAUDITED)

Contracts	Contracts (100 shares per contract)	Notional Amount	Value
100	iShares Russell 2000 Growth ETF Call Option
	Exercise Price $200.00	$2,043,300	$19,750
	Expiration Date: July 2018
	Total Options Written
	(Premium received $25,522)		$19,750

FUNDX SUSTAINABLE IMPACT FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2018 (UNAUDITED)

Shares			Value
		Investment Companies: 99.0%
		Aggressive Funds: 16.6%
30,999		Calvert Small Cap Fund - Class I	$845,350
24,699		ClearBridge Small Cap Growth Fund - Class IS	1,036,851
27,065		Eventide Gilead Fund - Class N *	1,023,057
		Total Aggressive Funds	2,905,258
		Core Funds: 82.4%
20,066		AB Large Cap Growth Fund, Inc. - Advisor Class	1,130,323
98,772		Brown Advisory Sustainable Growth Fund - Institutional Class	2,273,727
18,616		Calvert Equity Fund - Class I	972,144
78,346		Calvert International Opportunities Fund - Class I	1,432,163
5,213		Fidelity Contrafund	688,469
23,477		GuideStone Growth Equity Fund - Class GS2	650,320
18,100		iShares Edge MSCI USA Momentum Factor ETF	1,985,570
43,242		Laudus US Large Cap Growth Fund	956,943
42,740		Marsico Growth Fund	839,837
48,628		Polen Growth Fund - Institutional Class	1,321,236
22,550		Touchstone Mid Cap Growth Fund - Institutional Class	692,722
13,909		Vanguard US Growth Fund - Admiral Class	1,457,226
		Total Core Funds	14,400,680
		Total Investment Companies
		(Cost $16,565,498)	17,305,938
		Short-Term Investments: 1.0%
168,437		Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.77% #	168,437
		Total Short-Term Investments
		(Cost $168,437)	168,437
		Total Investments: 100.0%
		(Cost $16,733,935)	17,474,375
		Other Assets in Excess of Liabilities: 0.0%	4,475
		Net Assets: 100.0%	$17,478,850

	*	Non-income producing.
	#	Annualized seven-day yield as of June 30, 2018.

The cost basis of investments for federal income tax purposes at June 30, 2018 was as follows*:

		Cost of investments	$16,733,935
		Gross unrealized appreciation	771,003
		Gross unrealized depreciation	(30,563)
		Net unrealized appreciation	$740,440

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure
6/30/2018 (Unaudited)

Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.  Security valuations for the Funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the Funds’ board of directors. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60, at time of purchase, days are valued at amortized cost, which when combined with accrued interest, approximates market value.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  As of June 30, 2018 the Funds did not hold fair valued securities.

As described in above, the Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds' investments as of June 30, 2018:

FundX Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$221,170,991	$-	$-	$221,170,991
Short-Term Investments	243,780	-	-	243,780
Total Investments in Securities	$221,414,771	$-	$-	$221,414,771

FundX Aggressive Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$42,626,476	$-	$-	$42,626,476
Short-Term Investments	79,769	-	-	79,769
Total Investments in Securities	$42,706,245	$-	$-	$42,706,245

FundX Conservative Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$56,566,326	$-	$-	$56,566,326
Short-Term Investments	112,398	-	-	112,398
Total Investments in Securities	$56,678,724	$-	$-	$56,678,724

FundX Flexible Income Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$98,044,500	$-	$-	$98,044,500
Short-Term Investments	139,508	-	-	139,508
Total Investments in Securities	$98,184,008	$-	$-	$98,184,008

FundX Tactical Upgrader Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$26,451,621	$1,011,245	$-	$27,462,866
Short-Term Investments	14,985,260	-	-	14,985,260
Purchased Options	-	785,500	-	785,500
Total Investments in Securities	$41,436,881	$1,796,745	$-	$43,233,626
Other Financial Instruments*
Written Options	$-	$19,750	$-	$19,750

FundX Sustainable Impact Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$16,655,618	$650,320	$-	$17,305,938
Short-Term Investments	168,437	-	-	168,437
Total Investments in Securities	$16,824,055	$650,320	$-	$17,474,375

None of the Funds had transfer into or out of Levels 1 and 2 during the nine months ended June 30, 2018. The Funds recognize transfers at the end of eah reporting period.
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts and written options. Futures, forwards and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FundX Investment Trust

By  /s/ Jeff Smith
       Jeff Smith, President
       (Principal Executive Officer)

Date  August 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Jeff Smith
       Jeff Smith, President
       (Principal Executive Officer)

Date   August 20, 2018

By  /s/ Sean McKeon
       Sean McKeon, Treasurer
       (Principal Financial Officer)

Date   August 20, 2018